Financial Risk Management	12 Months Ended
Dec. 31, 2025
Disclosure of Financial Risk Management [Abstract]
Financial Risk Management

25. FINANCIAL RISK MANAGEMENT

Risk management policies are established by management, having previously been approved by the Company’s directors. Based on these policies, the Finance department has established a number of procedures and controls to identify, measure and manage risks associated with the use of financial instruments. These policies, inter alia, prohibit the Company from speculating with derivatives.

Any activity involving financial instruments exposes the Company to credit risk, market risk and liquidity risk.

a) Credit risk

Credit risk arises from possible losses deriving from failure to comply with contractual obligations on the part of the Group’s counterparties, i.e., the possibility of not recovering financial assets at the amount recognized and within the established term.

The maximum credit risk exposure is as follows:

	December 31, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current		Current
Customer sales and services	—	28,416	—	—	29,243
Other receivables	—	19	—	—	428
Loans to employees	180	—	180		—
Trade and other financial receivables	180	28,435	180		29,671
Loans granted to Joint Venture	—	—	—		—
Guarantee deposit	1,387	—	1,170		—
Non-current financial assets	1,387	—	1,170		—
Guarantee deposit	—	164	—		209
Financial investments	—	4,969	—		25,901
Other current financial assets	—	5,133	—		26,110
Total	1,567	33,568	1,350		55,781

The Sales and Finance departments establish credit limits for each customer based on information received from an entity specializing in commercial solvency analysis. Refer to Note 12B for further disclosure on the expected credit loss of customer sales and services.

b) Market risk

Market risk arises from possible losses deriving from fluctuations in the fair value or in future cash flows of financial instruments because of changes in market prices. Market risk includes interest rate, currency and other price risks.

Interest rate risk

Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates.

(In thousand Euros)	Currency	December 31, 2025	December 31, 2024
Fixed rate Loan	EUR	15,996	16,799
Floating rate loan	EUR	148,670	181,670
Total		164,666	198,469

A 100 basis point change in interest rates would mean an increase (decrease) in profit or loss at December 31, 2025 of Euros 1,965 thousand (Euros (2,027) thousand at December 31, 2024). This calculation assumes that the change occurred on the date of the report applied to the risk exposures existing on that date. This analysis assumes that all other variables are held constant and considers the effect of interest rates.

	2025		2024		2023
(In thousand Euros)	Profit or loss		Profit or loss		Profit or loss
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	(1,965)	1,965	(2,027)	2,027	(1,951)	1,951

Currency risk

Currency risk is the risk of possible losses due to changes in the fair value of and future cash flows from financial instruments as a result of exchange rate fluctuations.

Cash and cash equivalents, trade and other financial receivables and other current assets / deferred charges are primarily the items included within the Group’s assets and liabilities that are denominated in a currency other than the functional currency.

The following table shows the sensitivity of monetary assets and liabilities to a reasonably possible strengthening (weakening) of the Euro in each of the foreign currencies as of December 31. This analysis assumes that all other variables, particularly interest rates, remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	2025		2024		2023
	Profit or loss		Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	(2,234)	2,730	(2,251)	2,752	(1,270)	1,552

Other market price risk

The Group has derivative warrant liabilities (see Note 13) measured at FVTPL.

The derivative warrant liabilities of Euros 70 thousand at December 31, 2025 (Euros 2,168 thousand at December 31, 2024) included a fair value adjustment of Euros 1,910 thousand compared to December 31, 2024.

A change of the warrant price by 1% would result in an increase/decrease of the underlying warrant liabilities of Euros 1 thousand (2024: Euros 22 thousand).

c) Liquidity risk

Liquidity risk arises where the Group might not hold, or have access to, sufficient liquid funds at an appropriate cost to settle its payment obligations at any given time.

Details of working capital are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Current assets	97,423	158,367
Current liabilities	172,149	175,751
Total	(74,726)	(17,384)

Refer to note 2 for details about the debt restructuring, the group financial position and the going concern assumptions applied in preparing the consolidated financial statements.

Details of the maturities, by year, of the principal of the loans and borrowings at December 31, are as follows:

	December 31, 2025
(In Euros)	Capital	Interest	Total
2026	106,197	3,705	109,902
2027	30,524	2,369	32,893
2028	17,841	931	18,772
2029	3,457	138	3,595
2030	546	3	549
More than five years	2,397	4	2,401
Total	160,962	7,150	168,112

	December 31, 2024
(In Euros)	Capital	Interest	Total
2025	131,810	7,293	139,103
2026	28,504	5,458	33,962
2027	19,371	2,174	21,545
2028	13,020	794	13,814
2029	3,217	139	3,356
More than five years	2,547	7	2,554
Total	198,469	15,865	214,334

d) Capital management

For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Parent. The primary objective of the Group’s capital management is to maximize shareholder value. The Group manages its capital structure and makes adjustments to compensate for changes in economic conditions or its financial requirements in order to execute its business plans. The Group may also issue new shares or issue/repay debt financial instruments to maintain or adjust the capital structure. The Group monitors capital management to ensure that it meets its financial needs to achieve its business objectives while maintaining its solvency.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2025 and 2024.